Contract revenues and other operating income (Tables)	6 Months Ended
Jun. 30, 2025
Contract revenues
Schedule of contract revenues

	For the Three Months
	Ended June 30,
In CHF thousands	2025	2024
Takeda	1,306	687
Total contract revenues	1,306	687

	For the Six Months
	Ended June 30,
in CHF thousands	2025	2024
Takeda	2,296	687
Total contract revenue	2,296	687